Income Taxes - Movements in Deferred Tax Assets (Liabilities) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability)	$ (90,970)	$ (55,409)
Discontinued operations	(957)	264
Deferred tax assets (liabilities) assumed from acquisition and other		(78,470)
Recovered through (charged to) earnings	82,931	23,909
Recovered through (charged to) other comprehensive income	515	18,323
Recovered through (charged to) equity	4,535	413
Deferred tax asset (liability)	(3,946)	(90,970)
Total deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability)	117,209	39,325
Discontinued operations	(957)	684
Deferred tax assets (liabilities) assumed from acquisition and other		23,187
Recovered through (charged to) earnings	31,452	54,013
Recovered through (charged to) other comprehensive income	106	0
Recovered through (charged to) equity	2,231	0
Deferred tax asset (liability)	150,041	117,209
Non-capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability)	44,303	30,186
Discontinued operations	(1,358)	739
Deferred tax assets (liabilities) assumed from acquisition and other		10,552
Recovered through (charged to) earnings	82,761	2,826
Recovered through (charged to) other comprehensive income	81	0
Recovered through (charged to) equity	0	0
Deferred tax asset (liability)	125,787	44,303
Capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability)	0
Discontinued operations	0
Recovered through (charged to) earnings	501
Recovered through (charged to) other comprehensive income	0
Recovered through (charged to) equity	0
Deferred tax asset (liability)	501	0
Finance costs
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability)	11,545	7,888
Discontinued operations	0	0
Deferred tax assets (liabilities) assumed from acquisition and other		4,710
Recovered through (charged to) earnings	(4,087)	(1,053)
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity	2,231	0
Deferred tax asset (liability)	9,689	11,545
Investment tax credit
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability)	728	593
Discontinued operations	0	0
Deferred tax assets (liabilities) assumed from acquisition and other		0
Recovered through (charged to) earnings	(159)	135
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity	0	0
Deferred tax asset (liability)	569	728
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability)	13,701	0
Discontinued operations	401	0
Deferred tax assets (liabilities) assumed from acquisition and other		7,835
Recovered through (charged to) earnings	(14,102)	5,866
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity	0	0
Deferred tax asset (liability)	0	13,701
Derivatives
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability)	37,462	0
Discontinued operations	0	0
Deferred tax assets (liabilities) assumed from acquisition and other		0
Recovered through (charged to) earnings	(37,042)	37,462
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity	0	0
Deferred tax asset (liability)	420	37,462
Leases
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability)	0
Discontinued operations	0
Recovered through (charged to) earnings	13,050
Recovered through (charged to) other comprehensive income	25
Recovered through (charged to) equity	0
Deferred tax asset (liability)	13,075	0
Others
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability)	9,470	658
Discontinued operations	0	(55)
Deferred tax assets (liabilities) assumed from acquisition and other		90
Recovered through (charged to) earnings	(9,470)	8,777
Recovered through (charged to) other comprehensive income		0
Recovered through (charged to) equity	0	0
Deferred tax asset (liability)	0	9,470
Total deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability)	(208,179)	(94,734)
Discontinued operations	0	(420)
Deferred tax assets (liabilities) assumed from acquisition and other		(101,657)
Recovered through (charged to) earnings	51,479	(30,104)
Recovered through (charged to) other comprehensive income	409	18,323
Recovered through (charged to) equity	2,304	413
Deferred tax asset (liability)	(153,987)	(208,179)
Convertible debenture
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability)	(47,089)	(10,905)
Discontinued operations	0	0
Deferred tax assets (liabilities) assumed from acquisition and other		0
Recovered through (charged to) earnings	11,599	(36,597)
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity	1,703	413
Deferred tax asset (liability)	(33,787)	(47,089)
Marketable securities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability)	(6,141)	(3,799)
Discontinued operations	0	0
Deferred tax assets (liabilities) assumed from acquisition and other		0
Recovered through (charged to) earnings	4,916	(20,145)
Recovered through (charged to) other comprehensive income	624	17,803
Recovered through (charged to) equity	601	0
Deferred tax asset (liability)	0	(6,141)
Investment in associates
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability)	(4,409)	(10,313)
Discontinued operations	0	0
Deferred tax assets (liabilities) assumed from acquisition and other		0
Recovered through (charged to) earnings	4,409	5,384
Recovered through (charged to) other comprehensive income	0	520
Recovered through (charged to) equity	0	0
Deferred tax asset (liability)	0	(4,409)
Derivatives
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability)	0	(15,530)
Discontinued operations	0	0
Deferred tax assets (liabilities) assumed from acquisition and other		0
Recovered through (charged to) earnings	0	15,530
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity	0	0
Deferred tax asset (liability)	0	0
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability)	(129,562)	(44,433)
Discontinued operations	0	0
Deferred tax assets (liabilities) assumed from acquisition and other		(93,201)
Recovered through (charged to) earnings	38,807	8,072
Recovered through (charged to) other comprehensive income	(197)	0
Recovered through (charged to) equity	0	0
Deferred tax asset (liability)	(90,952)	(129,562)
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability)	0	(1,738)
Discontinued operations	0	(420)
Deferred tax assets (liabilities) assumed from acquisition and other		0
Recovered through (charged to) earnings	(7,100)	2,158
Recovered through (charged to) other comprehensive income	(18)	0
Recovered through (charged to) equity	0	0
Deferred tax asset (liability)	(7,118)	0
Inventory
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability)	(11,665)	(4,975)
Discontinued operations	0	0
Deferred tax assets (liabilities) assumed from acquisition and other		(8,456)
Recovered through (charged to) earnings	(3,007)	1,766
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity	0	0
Deferred tax asset (liability)	(14,672)	(11,665)
Biological assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability)	(9,313)	(3,041)
Discontinued operations	0	0
Deferred tax assets (liabilities) assumed from acquisition and other		0
Recovered through (charged to) earnings	2,404	(6,272)
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity	0	0
Deferred tax asset (liability)	(6,909)	(9,313)
Others
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability)	0
Discontinued operations	0
Recovered through (charged to) earnings	(549)
Recovered through (charged to) other comprehensive income	0
Recovered through (charged to) equity	0
Deferred tax asset (liability)	$ (549)	$ 0